Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Management Objectives and Policies [Abstract]
Schedule of Interest Rate Risk	This analysis does not include the effect of interest capitalized.
	Increase/ (decrease) in basis points	Increase/ (decrease) in loss before tax
		RMB
2024
RMB	100	11,160
RMB	(100)	(11,160)
2025
RMB	100	19,113
RMB	(100)	(19,113)

Schedule of Foreign Currency Risk

The following table demonstrates the sensitivity as at the end of each reporting period to a reasonably possible change in the US$ and HK$ exchange rates, with all other variables held constant, of the Group’s loss before tax and in other comprehensive income (without tax) due to changes in the fair values of monetary assets and liabilities.

	Increase/ (decrease) in foreign currency rate	Increase/ (decrease) in loss before tax	Increase/ (decrease) in other comprehensive income (without tax)
	%	RMB	RMB
December 31, 2024
If RMB weakens against US$	5	(44)	56,796
If RMB strengthens against US$	(5)	44	(56,796)
December 31, 2025
If RMB weakens against US$	5	(65)	124,210
If RMB strengthens against US$	(5)	65	(124,210)

Schedule of Maximum Exposure and Year-end Staging	The amounts presented are gross carrying amounts for financial assets.
	12-month ECLs	Lifetime ECLs
	Stage 1	Stage 2	Stage 3	Simplified approach	Total
	RMB	RMB	RMB	RMB	RMB

Financial assets included in prepayments, other receivables and other assets - Normal**	9,846	-	-	-	9,846
Cash and bank balances - Not yet past due	1,261,211	-	-	-	1,261,211
Trade receivables*	-	-	-	83,143	83,143
Financial assets included in other non-current assets - Normal**	2,439	-	-	-	2,439
Total	1,273,496	-	-	83,143	1,356,639
	12-month ECLs	Lifetime ECLs
	Stage 1	Stage 2	Stage 3	Simplified approach	Total	Total
	RMB	RMB	RMB	RMB	RMB	US$

Financial assets included in prepayments, other receivables and other assets - Normal**	3,609	-	-	-	3,609	516
Cash and bank balances - Not yet past due	2,470,085	-	-	-	2,470,085	353,217
Trade receivables*	-	-	-	252,938	252,938	36,170
Financial assets included in other non-current assets - Normal**	690	-	-	-	690	99
Total	2,474,384	-	-	252,938	2,727,322	390,002

*	For trade receivables to which the Group applies the simplified approach for impairment, information based on provision matrix is disclosed in note 21 to the financial statements.

**	The credit quality of the financial assets included in prepayments, other receivables and other assets and financial assets included in other non- current assets is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.

Schedule of Liquidity Risk

The maturity profile of the Group’s financial liabilities as at the end of the reporting period, based on the contractual undiscounted payments, is as follows:

As at December 31, 2024
	On demand	Less than 1 year	1 to 5 years	Over 5 years	Total
	RMB	RMB	RMB	RMB	RMB

Trade payables	-	91,966	-	-	91,966
Lease liabilities	-	10,674	8,592	-	19,266
Interest-bearing bank and other borrowings (excluding lease liabilities)	-	813,610	452,765	565,079	1,831,454
Financial liabilities included in other payables and accruals	73,670	29,344	-	-	103,014
Other non-current liabilities	-	-	6,274	-	6,274

Total	73,670	945,594	467,631	565,079	2,051,974

As at December 31, 2025
	On demand	Less than 1 year	1 to 5 years	Over 5 years	Total	Total
	RMB	RMB	RMB	RMB	RMB	US$

Trade payables	-	106,740	-	-	106,740	15,264
Lease liabilities	-	8,262	16,226	-	24,488	3,502
Interest-bearing bank and other borrowings (excluding lease liabilities)	-	1,255,814	365,732	546,806	2,168,352	310,070
Financial liabilities included in other payables and accruals	130,142	10,308	-	-	140,450	20,084
Other non-current liabilities	-	-	12,031	-	12,031	1,720

Total	130,142	1,381,124	393,989	546,806	2,452,061	350,640

Schedule of Equity Price Risk

The market equity index for the following stock exchange, at the close of business of the nearest trading day in the year to the end of the reporting period, and its respective highest and lowest points during the year were as follows:

	December 31,	High/low	December 31,	High/low
	2024	2024	2025	2025
United States–NASDAQ index	19,311	20,205/14,478	-	-/-

Schedule of Carrying Amounts at the End of the Reporting Period

The following table demonstrates the sensitivity to every 5% change in the fair values of the equity investments, with all other variables held constant and before any impact on tax, based on their carrying amounts at the end of the reporting period.

	Carrying amount of equity investments	Decrease/ (increase) in loss before tax
	RMB	RMB
2024
Investments listed in:
NASDAQ - Financial assets at fair value through profit or loss	1,141	57
(57)
2025
Investments listed in:
NASDAQ - Financial assets at fair value through profit or loss	-	-
NASDAQ - Financial assets at fair value through profit or loss in USD	-	-

Schedule of Capital Management	The gearing ratios as at the end of the reporting periods were as follows:
	As at December 31,
	2024	2025	2025
	RMB	RMB	US$
Interest-bearing bank and other borrowings	1,668,497	1,979,719	283,096
Trade payables	91,966	106,740	15,264
Financial liabilities included in other payables and accruals	103,014	140,450	20,084
Other non-current liabilities	6,274	12,031	1,720
Less: Cash and bank balances	(1,261,211)	(2,470,085)	(353,217)

Net debt	608,540	(231,145)	(33,053)

Equity attributable to owners of the parent	264,194	1,324,462	189,396

Adjusted capital	264,194	1,324,462	189,396

Capital and net debt	872,734	1,093,317	156,343

Gearing ratio	70%	NA	NA